Principal Funds, Inc.
Supplement dated November 3, 2026
to the Prospectus and Statement of Additional Information
dated December 31, 2025
(both as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.
Delete all references to May Tong from the Prospectus.

SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Jessica Jin (since 2026), Portfolio Manager
•Yesim Tokat-Acikel (since 2026), Portfolio Manager

SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Under Investment Advisor and Portfolio Managers, add the following alphabetically:
•Jessica Jin (since 2026), Portfolio Manager
•Yesim Tokat-Acikel (since 2026), Portfolio Manager
The changes described below are being made to the Statement of Additional Information.
Delete all references to May Tong from the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), delete the rows for Jessica Jin and Yesim Tokat-Acikel in the Other Accounts Managed table and replace with the following:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jessica Jin(1)(2)(3): Diversified Real Asset, Global Macro, and Global Multi-Strategy Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Yesim Tokat-Acikel(1)(2)(3): Diversified Real Asset, Global Macro, and Global Multi-Strategy Funds
Registered investment companies	15	$18.7 billion	0	$0
Other pooled investment vehicles	4	$452.8 million	0	$0
Other accounts	27	$180.3 million	0	$0
(2)    Jessica Jin and Yesim Tokat-Acikel became Portfolio Managers of the Diversified Real Asset and Global Multi-Strategy Funds effective November 3, 2026.
(3)    Information as of September 30, 2026.

Under Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers), add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica Jin(2)(3)	Diversified Real Asset	None
Jessica Jin(2)(3)	Global Multi-Strategy	None
Yesim Tokat-Acikel(2)(3)	Diversified Real Asset	None
Yesim Tokat-Acikel(2)(3)	Global Multi-Strategy	None
(2)    Jessica Jin and Yesim Tokat-Acikel became Portfolio Managers of the Diversified Real Asset and Global Multi-Strategy Funds effective November 3, 2026.
(3)    Information as of September 30, 2026.
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